Investments - Summary of Long-Term Investments (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Nov. 20, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Schedule of Investments [Line Items]
Available-for-sale investments		¥ 72,459		¥ 50,636	¥ 10,935
Total	$ 36,018	241,721		201,037
JM Weshop (Cayman) Inc.
Schedule of Investments [Line Items]
Equity method investment		169,262		150,401
Shanghai Kuailaimai Information and Technology Co., Ltd.
Schedule of Investments [Line Items]
Available-for-sale investments		14,259		15,847
iSNOB Holding Limited
Schedule of Investments [Line Items]
Available-for-sale investments		38,378		20,768
Huzan Inc.
Schedule of Investments [Line Items]
Available-for-sale investments		¥ 19,822	¥ 13,658	¥ 14,021